Offerings - Offering: 1	Dec. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	1.8960
Maximum Aggregate Offering Price	$ 9,480,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,309.19
Offering Note	In the form of American Depositary Shares (as evidenced by American Depositary Receipts, each representing 10 ordinary shares) have been registered on a separate registration statement on Form F-6 filed on January 5, 2024 (File No. 333-273532).

The amount registered is pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”). This registration statement includes an indeterminate number of additional shares that may be offered and sold to prevent dilution resulting from share splits, share dividends, recapitalizations or similar transactions.

The proposed maximum aggregate offering price per unit is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the average of the high and low prices of the registrant’s ADSs on the Nasdaq Capital Market on December 29, 2025, or $18.96, divided by 10 (to give effect to the 10:1 ratio of ordinary shares to ADSs).